Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of development of property, plant and equipment

			Other
			equipment,
			furniture
in EUR k	Buildings	Plant	and fixtures ⁽ⁱ⁾	Total

As of Jan 1, 2020	3,254	9,730	4,712	17,696
Additions	105	1,295	8,490	9,890
Disposal*	—	—	(612)	(612)
Transfers from right-of-use assets***	—	3,099	—	3,099
As of Dec 31, 2020	3,359	14,124	12,590	30,073
Additions	5	144	2,766	2,915
Disposal*	—	(379)	(718)	(1,097)
Transfers from right-of-use assets***	—	1,165	—	1,165
As of Dec 31, 2021	3,364	15,054	14,638	33,056
Additions	—	24	504	528
Disposal**	—	(66)	(3,021)	(3,087)
Currency translation differences	3	11	20	34
Transfers from right-of-use assets***	—	2,628	—	2,628
As of Dec 31, 2022	3,367	17,651	12,141	33,159

Accumulated depreciation and impairment
As of Jan 1, 2020	392	6,155	2,773	9,320
Depreciation	194	993	1,913	3,100
Disposal*	—	—	(44)	(44)
Transfers from right-of-use assets***	—	1,107	—	1,107
As of Dec 31, 2020	586	8,255	4,642	13,483
Depreciation (Restated, see Note 2.4)	315	3,268	6,407	9,990
Disposal*	—	(157)	(217)	(374)
Transfers from right-of-use assets***	—	493	—	493
As of Dec 31, 2021	901	11,859	10,832	23,592
Depreciation	241	1,568	2,166	3,975
Disposal**	—	(67)	(2,918)	(2,985)
Currency translation differences	2	12	26	40
Transfers from right-of-use assets***	—	1,729	—	1,729
As of Dec 31, 2022	1,144	15,101	10,106	26,351

Carrying amounts
As of Dec 31, 2020	2,773	5,869	7,948	16,590
As of Dec 31, 2021	2,463	3,195	3,806	9,464
As of Dec 31, 2022	2,223	2,550	2,035	6,808

* The disposal relates to the sale of a CentoTruck as part of a contract with a COVID-19 customer.

** The disposal relates to various obsolete plant and machinery equipment mainly in relation to the ramp down of the COVID-19 business segment.

*** The transfers from right-of-use assets represents assets purchased at the end of the lease.

⁽ⁱ⁾ Property, plant and equipment has been restated as of December 31, 2021. Refer to Note 2.4.